Risk Management and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2024
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

	Carrying	Fair
	Value	Value
Cash and cash equivalents (including restricted cash)	$27,561	$27,561
Short-term investment in time deposits	$17,000	$17,000
Trade accounts receivable	$5,216	$5,216
Due from related parties	$—	$—
Trade accounts payable	$1,936	$1,936
Long-term debt with variable interest rates, net	$89,177	$89,177
Due to related parties	$975	$975

Schedule of Financial Derivative Instrument Location
	December 31,	June 30,
Consolidated Balance Sheets – Location	2023	2024
Financial derivative instrument – Other non-current assets	$—	$—

Schedule of Gains Losses on Derivative Instruments

Consolidated Statements of Comprehensive Income – Location	Six months ended June 30,
	2023	2024
Financial derivative instrument – Fair value at the beginning of the period	$619	$—
Financial derivative instrument – Amounts received	(560)	—
Financial derivative instrument – Fair value as at period end	—	—
Loss from financial derivative instrument	$(59)	$—